Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Payable [Line Items]
Loans payable	$ 2,995,803	$ 2,114,477
Less: Current portion of loans payable, net of debt discount	(2,995,803)	(1,928,964)
Loans payable, net of current portion		185,513
Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	623,118
Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Loans payable	692,885
Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	630,092
Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Loans payable	700,059
Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	47,741
Arin Funding LLC One [Member]
Schedule of Loans Payable [Line Items]
Loans payable	84,508
InterCloud Systems, Inc [Member]
Schedule of Loans Payable [Line Items]
Loans payable	217,400	217,400
Jeffrey Gardner [Member]
Schedule of Loans Payable [Line Items]
Loans payable
Cedar Advance LLC One [Member]
Schedule of Loans Payable [Line Items]
Loans payable
Pawn Funding One [Member]
Schedule of Loans Payable [Line Items]
Loans payable
National Bank & Trust [Member]
Schedule of Loans Payable [Line Items]
Loans payable		245,765
Cedar Advance LLC Two [Member]
Schedule of Loans Payable [Line Items]
Loans payable		825,656
Pawn Funding Two [Member]
Schedule of Loans Payable [Line Items]
Loans payable		$ 825,656